RESTATEMENT OF PRIOR FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2021
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PRIOR FINANCIAL STATEMENTS

NOTE 3 – RESTATEMENT OF PRIOR FINANCIAL STATEMENTS

The audit committee of the board of directors of the Company, determined, based on the recommendation of management, that the Company’s financial statements which were included in its Form 6-K for the six months ended June 30, 2021, as filed with the Securities and Exchange Commission (the “SEC”) on September 30, 2021, should no longer be relied upon due to errors in such financial statements relating to the recording and reporting of derivative liabilities related to the warrants and units assumed in the recapitalization in March 2021, along with press releases, and investor communications describing the Company’s financial statements for such period should no longer be relied upon. The Company’s management identified error in reporting derivative liabilities during its procedures for the preparation of the Company’s financial statements for the year ended December 31, 2021.

According to ASC 815-40-15-71, equity-linked financial instruments issued with a strike price denominated in a currency different than the Company’s functional currency incurs an exposure to changes in currency exchange rates and thus cannot be considered to be indexed to the Company’s own stock. The determination of whether an equity-linked financial instrument is indexed to the Company’s own stock is not affected by the currency in which the underlying shares are traded. The warrants and units assumed in the recapitalization transaction, as discussed in Note 4, have a strike price denominated in USD and the Company’s functional currency is GBP. In its original reporting, the Company had concluded that two issuances of warrants (private warrants and backstop warrants) in the recapitalization were derivatives and needed be recorded as liabilities, but the Company had also concluded that the issuances of public warrants and the representative units were indexed to its own stock and were equity based. The Company corrected this error in reporting to show the public warrants and the representative units as derivative liabilities.

As a result of the restatement which was due to the error in recording derivative liabilities, the Company is reporting herein net loss for the six months ended June 30, 2021 which is $5,800, greater than the net loss reported in the Original Form 6-K. The derivative liabilities error did not affect reported revenue or total operating cash flows for the six months ended June 30, 2021.

June 30, 2021 Restatement

Impact on Unaudited Consolidated Balance Sheet

The effect of the Restatement described above on the accompanying unaudited consolidated balance sheet as of June 30, 2021 is as follows:

	As Previously Reported	Derivative liability error	As Restated

Total Assets	$66,458	$-	$66,458

Warrant liability	$10,109	5,767	15,876
Total Liabilities	21,037	5,767	26,804

Stockholders’ equity:
Common stock	646	-	646
Additional paid in capital	235,638	-	235,638
Accumulated other comprehensive loss	(23,499)	33	(23,466)
Accumulated deficit	(167,364)	(5,800)	(173,164)
Total stockholders’ equity	45,421	(5,767)	39,654
Total liabilities and stockholders’ equity	$66,458	$-	$66,458

4D PHARMA PLC

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

Impact on Unaudited Consolidated Statement of Operations and Comprehensive Loss

The effect of the Restatement described above on the accompanying unaudited consolidated statement of operations and comprehensive loss for the six months ended June 30, 2021 is as follows:

	As Previously Reported	Derivative liability error	As Restated

Revenues	$321	$-	$321

Total operating expenses	19,229	-	19,229
Loss from operations	(18,908)	-	(18,908)

Other income (expense), net
Interest income	3	-	3
Interest expense	(1)	-	(1)
Other income	2,162	-	2,162
Loss on issuance of securities in recapitalization transaction	(6,905)	(11,003)	(17,908)
Change in fair value of warrant liability	4,531	5,203	9,734
Total other income (expense), net	(210)	(5,800)	(6,010)
Net loss before income taxes	(19,118)	(5,800)	(24,918)
Income tax	(11)	-	(11)
Net loss	(19,129)	(5,800)	(24,929)
Other comprehensive income (loss):
Foreign currency translation adjustment	650	33	683
Comprehensive loss	$(18,479)	$(5,767)	$(24,246)

Net loss per common share, basic and diluted	$(0.12)	$(0.04)	$(0.16)
Weighted-average number of common shares used in computing basic and diluted net loss per common share	158,566,442		158,566,442

Cumulative Effect of Prior Period Adjustments

The following table presents the impact of the Restatement on the Company’s shareholders’ deficit as of June 30, 2021 (as restated):

	Shares	Amount	Capital	Loss	Deficit	Equity
	Common stock		Additional Paid-In	Accumulated Other Comprehensive	Accumulated	Total Stockholders’
	Shares	Amount	Capital	Loss	Deficit	Equity
Balance, June 30, 2021 (as previously reported)	180,300,967	$646	$235,638	$(23,499)	$(167,364)	$45,421

Derivative liability error	-	-	-	33	(5,800)	(5,767)

Balance, June 30, 2021 (As Restated)	180,300,967	$646	$235,638	$(23,466)	$(173,164)	$39,654

4D PHARMA PLC

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

Impact on Unaudited Consolidated Statement of Cash Flows

The effect of the Restatement described above on the accompanying unaudited consolidated statement of cash flows for the six months ended June 30, 2021 is as follows:

	As Previously Reported	Derivative liability error	As Restated

Cash Flows from Operating Activities:
Net loss	$(19,129)	$(5,800)	$(24,929)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	727	-	727
Stock based compensation	85	-	85
Loss on issuance of securities in recapitalization transaction	6,905	11,003	17,908
Change in fair value of derivative liability	(4,531)	(5,203)	(9,734)
Other non-cash expenses	73	-	73
Changes in assets and liabilities (summary)	(4,565)	-	(4,565)
Net cash used in operating activities	(20,435)	-	(20,435)

Net cash used in investing activities	(161)	-	(161)

Net cash provided by financing activities	36,381	-	36,381

Effect of exchange rate changes on cash and cash equivalents	857	-	857
Change in cash and cash equivalents	16,642	-	16,642
Cash and cash equivalents at beginning of year	11,990	-	11,990
Cash and cash equivalents at end of year	$28,632	$-	$28,632